Goodwill - Schedule of Goodwill (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 9,736,510
Acquisitions		9,736,510
Acquisition of Uber Mom	98,613
Impairment	(4,443,000)
Ending Balance	$ 5,392,123	$ 9,736,510